INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 4.   INTANGIBLE ASSETS

On February 5, 2010, the Company entered into an assignment and assumption agreement (the “Prostagenics Agreement”) with Prostagenics, LLC (“Prostagenics”), an entity for which two of the Company’s stockholders own a non-controlling interest (See Note 9).  Pursuant to the Prostagenics Agreement, the Company was assigned, among other things, the exclusive license covering certain patent rights, technology, know-how and preclinical research data relating to the treatment of certain cancers.  Pursuant to the Prostagenics Agreement, as consideration for the intangible assets acquired, the Company agreed to the following:

a)	To pay Prostagenics a fixed cash licensing fee of $200,000 in four (4) installments through April 1, 2011, all of which has been paid;

b)	To reimburse $284,500 of research and development expenses incurred by Prostagenics (See Note 7),

c)	To pay Prostagenics a fixed cash licensing payment of $25,000 within fifteen (15) days upon completing a phase I clinical trial as defined by the Food and Drug Administration (“FDA”), and

d)
To issue Prostagenics a convertible note payable with a face value of $1,500,000 within fifteen (15) days upon completing a phase II clinical trial as defined by the FDA.  The note matures thirty-six months from the date of the

Prostagenics completes phase II clinical trial, and contains a rate of interest of 5% per annum.  The note is convertible into shares of the Company’s common stock at a 20% discount of the average closing price of the Company’s common stock for the ten (10) business days prior to the conversion, subject to a minimum floor price of $0.50 per share.  If the Company’s shares are publicly traded, Prostagenics will have registration rights with respect to the conversion of the shares subject to a one-year lock-up period and agreed not to liquidate more than 25% of its share per quarter upon expiration of the one-year lock-up period.

The Company has not made an accounting entry related to the two contingent payments (“c” and “d” above) as it is not currently estimable when the specified performance criteria will be met.  If and when the performance criteria disclosed above are met, the Company will add the value of the consideration paid to Prostagenics to the value of the intangible assets.On June 24, 2008, the Company entered into a Supported Research and License Agreement with New York Medical College (“NYMC”), a related party (the “NYMC Agreement”).  Pursuant to the NYMC Agreement, the Company was assigned, among other things, the exclusive royalty-bearing license covering certain patent rights, technology, and know-how relating to the treatment of certain cancers.  Pursuant to the NYMC Agreement, the Company made a payment to NYMC consisting of a cash licensing fee of $30,000.  The Company will also be required to pay NYMC certain royalties as follows:

•
For any sales of “diagnostic products” the Company will be required to pay NYMC royalties of 3% of net sales revenue (as defined) for sales between $0 - $20,000,000, 2% for sales between $20,000,001 - $50,000,000, and 1% of sales in excess of $50,000,000.

•
For any sales of “therapeutic products” the Company will be required to pay NYMC royalties of 1% of net sales revenue (as defined) for sales between $0 - $2,000,000, 2% for sales between $2,000,001 - $5,000,000, and 3% of sales in excess of $5,000,000.

•	For any sublicense fees, royalties from sublicenses, maintenance fees or similar charges received from sublicenses, the Company will be required to be pay NYMC 17.5% of such fees earned.

In July of 2007, the founders of the Company contributed a patent to the Company at no cost as the patent was previously internally developed.

As of December 31, 2013 and 2012, intangible assets consisted of the following:

	December 31, 2013	December 31, 2012
Patents	$230,000	$230,000
Accumulated amortization	(82,403)	(62,228)
Intangible Assets, net	$147,597	$167,772

Estimated future amortization is as follows at December 31, 2013:

For the year ended December 31, 2014	$20,174
For the year ended December 31, 2015	20,174
For the year ended December 31, 2016	20,174
For the year ended December 31, 2017	20,174
For the year ended December 31, 2018	20,174
Thereafter	46,727
$147,597

Amortization expense amounted to $20,175 for the year ended December 31, 2013 and $20,174 for the year ended December 31, 2012. Amortization expense for the period from July 24, 2007 (inception) to December 31, 2013 was $82,403.